UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Direxion Monthly S&P 500 Bull 2X Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 99.4%
MONEY MARKET FUNDS - 99.4%
2,575,294	Fidelity Institutional Government Portfolio, 0.08% (a)		$2,575,294
2,575,293	Fidelity Institutional Money Market Portfolio, 0.24% (a)		2,575,293
2,575,293	Goldman Sachs Financial Square Federal Fund, 0.05% (a)		2,575,293
6,315,293	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)		6,315,293
2,575,293	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)		2,575,293
	TOTAL SHORT TERM INVESTMENTS (Cost $16,616,466)		$16,616,466

	TOTAL INVESTMENTS (Cost $16,616,466) - 99.4%		$16,616,466
	Other Assets in Excess of Liabilities - 0.6%		107,679
	TOTAL NET ASSETS - 100.0%		$16,724,145

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2010.
(b) $3,740,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bull 2X Fund
Long Equity Swap Contracts
July 31, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	S&P 500 Index	30,350	$ 33,360,472	12/15/2011	$ 88,506

Direxion Monthly S&P 500 Bear 2X Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 107.3%
MONEY MARKET FUNDS - 107.3%
4,534,017	Fidelity Institutional Government Portfolio, 0.08% (a)		$4,534,017
4,534,018	Fidelity Institutional Money Market Portfolio, 0.24% (a)		4,534,018
4,534,018	Goldman Sachs Financial Square Federal Fund, 0.05% (a)		4,534,018
15,694,018	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)		15,694,018
4,534,018	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)		4,534,018
	TOTAL SHORT TERM INVESTMENTS (Cost $33,830,089)		$33,830,089

	TOTAL INVESTMENTS (Cost $33,830,089) - 107.3%		$33,830,089
	Liabilities in Excess of Other Assets - (7.3)%		(2,297,663)
	TOTAL NET ASSETS - 100.0%		$31,532,426

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2010.
(b) $11,160,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bear 2X Fund
Short Equity Swap Contracts
July 31, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	S&P 500 Index	57,250	$ 61,986,211	1/3/2012	$ (1,119,515)

Direxion Monthly NASDAQ-100 Bull 2X Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 103.2%
MONEY MARKET FUNDS - 103.2%
2,687,161	Fidelity Institutional Government Portfolio, 0.08% (a)		$2,687,161
2,687,161	Fidelity Institutional Money Market Portfolio, 0.24% (a)		2,687,161
2,687,160	Goldman Sachs Financial Square Federal Fund, 0.05% (a)		2,687,160
7,067,160	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)		7,067,160
2,687,160	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)		2,687,160
	TOTAL SHORT TERM INVESTMENTS (Cost $17,815,802)		$17,815,802

	Total Investments (Cost $17,815,802) - 103.2%		$17,815,802
	Liabilities in Excess of Other Assets - (3.2)%		(555,680)
	TOTAL NET ASSETS - 100.0%		$17,260,122

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2010.
(b) $4,380,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bull 2X Fund
Long Equity Swap Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	18,550	$ 35,519,618	10/27/2011	$ (932,019)

Direxion Monthly NASDAQ-100 Bear 2X Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 106.8%
MONEY MARKET FUNDS - 106.8%
689,411	Fidelity Institutional Government Portfolio, 0.08% (a)		$689,411
689,411	Fidelity Institutional Money Market Portfolio, 0.24% (a)		689,411
689,412	Goldman Sachs Financial Square Federal Fund, 0.05% (a)		689,412
2,449,412	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)		2,449,412
689,412	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)		689,412
	TOTAL SHORT TERM INVESTMENTS (Cost $5,207,058)		$5,207,058

	Total Investments (Cost $5,207,058) - 106.8%		$5,207,058
	Liabilities in Excess of Other Assets - (6.8)%		(330,700)
	TOTAL NET ASSETS - 100.0%		$4,876,358

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2010.
(b) $1,760,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bear 2X Fund
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	5,225	$ 9,428,188	1/3/2012	$ (313,010)

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 97.4%
MONEY MARKET FUNDS - 97.4%
8,634,756	Fidelity Institutional Government Portfolio, 0.08% (a)		$8,634,756
8,634,756	Fidelity Institutional Money Market Portfolio, 0.24% (a)		8,634,756
8,634,756	Goldman Sachs Financial Square Federal Fund, 0.05% (a)		8,634,756
48,204,410	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)		48,204,410
8,634,756	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)		8,634,756
	TOTAL SHORT TERM INVESTMENTS (Cost $82,743,434)		$82,743,434

	Total Investments (Cost $82,743,434) - 97.4%		$82,743,434
	Other Assets in Excess of Liabilities - 2.6%		2,217,955
	TOTAL NET ASSETS - 100.0%		$84,961,389

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2010.
(b) $39,569,654 of this security is held as collateral for swap contracts.

Direxion Monthly Latin America Bull 2X Fund
Long Equity Swap Contracts
July 31, 2010 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,560,987	$ 126,077,390	5/9/2011	$ (5,463,755)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,000	199,220	5/10/2011	(10,829)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	9,000	439,335	5/24/2011	(15,218)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	6,000	283,171	5/31/2011	(346)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	6,100	262,758	6/20/2011	25,020
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	173,400	7,321,681	6/27/2011	861,589
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	30,900	1,329,990	7/5/2011	128,642
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	23,600	1,051,590	7/12/2011	62,666
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	59,300	2,696,592	7/18/2011	103,540
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	126,000	5,695,079	7/22/2011	157,401
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	36,000	1,598,720	7/25/2011	73,515
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	8,200	343,320	8/1/2011	37,753
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	15,000	633,877	8/2/2011	63,228
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	42,300	1,875,685	8/8/2011	90,488
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	30,600	1,363,568	8/15/2011	58,870
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	28,700	1,310,367	8/22/2011	24,396
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	55,000	2,547,009	8/23/2011	10,869
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	70,400	3,260,118	8/29/2011	13,810
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	371,000	17,258,661	8/30/2011	(3,451)
		3,656,487	$ 175,548,131		$ (3,781,812)

Direxion Monthly Dollar Bull 2X Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 95.8%
MONEY MARKET FUNDS - 95.8%
517,290	Fidelity Institutional Government Portfolio, 0.08% (a)	$517,290
517,290	Fidelity Institutional Money Market Portfolio, 0.24% (a)	517,290
517,290	Goldman Sachs Financial Square Federal Fund, 0.05% (a)	517,290
517,289	Goldman Sachs Financial Square Government Fund, 0.10% (a)	517,289
517,289	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)	517,289
	TOTAL SHORT TERM INVESTMENTS (Cost $2,586,448)	$2,586,448

	Total Investments (Cost $2,586,448) - 95.8%	$2,586,448
	Other Assets in Excess of Liabilities - 4.2%	113,614
	TOTAL NET ASSETS - 100.0%	$2,700,062

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2010.

Direxion Monthly Dollar Bull 2X Fund
Futures Contracts
July 31, 2010 (Unaudited)

		Unrealized
Contracts		Depreciation
66	U.S. Dollar Index Futures
	Expiring September 2010 (Underlying Notional Amount at Market Value $5,394,840)	$(227,170)

Direxion Monthly Dollar Bear 2X Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 94.8%
MONEY MARKET FUNDS - 94.8%
933,452	Fidelity Institutional Government Portfolio, 0.08% (a)	$933,452
933,452	Fidelity Institutional Money Market Portfolio, 0.24% (a)	933,452
933,452	Goldman Sachs Financial Square Federal Fund, 0.05% (a)	933,452
933,451	Goldman Sachs Financial Square Government Fund, 0.10% (a)	933,451
933,451	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)	933,451
	TOTAL SHORT TERM INVESTMENTS (Cost $4,667,258)	$4,667,258

	Total Investments (Cost $4,667,258) - 94.8%	$4,667,258
	Other Assets in Excess of Liabilities - 5.2%	255,047
	TOTAL NET ASSETS - 100.0%	$4,922,305

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2010.

Direxion Monthly Dollar Bear 2X Fund
Short Futures Contracts
July 31, 2010 (Unaudited)

		Unrealized
Contracts		Appreciation
120	U.S. Dollar Index Futures
	Expiring September 2010 (Underlying Notional Amount at Market Value $9,808,800)	$511,675

VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of July 31, 2010:

Direxion Monthly S&P 500 Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$16,616,466	$-	$-	$16,616,466
Other Financial Instruments*	$-	$88,506	$-	$88,506

Direxion Monthly S&P 500 Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$33,830,089	$-	$-	$33,830,089
Other Financial Instruments*	$-	$(1,119,515)	$-	$(1,119,515)

Direxion Monthly NASDAQ-100 Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$17,815,802	$-	$-	$17,815,802
Other Financial Instruments*	$-	$(932,019)	$-	$(932,019)

Direxion Monthly NASDAQ-100 Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,207,058	$-	$-	$5,207,058
Other Financial Instruments*	$-	$(313,010)	$-	$(313,010)

Direxion Monthly Latin America Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$82,743,434	$-	$-	$82,743,434
Other Financial Instruments*	$-	$(3,781,812)	$-	$(3,781,812)

Direxion Monthly Dollar Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,586,448	$-	$-	$2,586,448
Other Financial Instruments*	$(227,170)	$-	$-	$(227,170)

Direxion Monthly Dollar Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,667,258	$-	$-	$4,667,258
Other Financial Instruments*	$511,675	$-	$-	$511,675

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Direxion Monthly S&P 500 Bull 2X Fund	Direxion Monthly S&P 500 Bear 2X Fund	Direxion Monthly NASDAQ-100 Bull 2X Fund	Direxion Monthly NASDAQ-100 Bear 2X Fund
Cost of investments	$16,616,466	$33,830,089	$17,815,802	$5,207,058
Gross unrealized appreciation	0	0	0	0
Gross unrealized depreciation	(0)	(0)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0	$0

	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Dollar Bull 2X Fund	Direxion Monthly Dollar Bear 2X Fund
Cost of investments	$82,743,434	$2,586,448	$4,667,258
Gross unrealized appreciation	0	0	0
Gross unrealized depreciation	(0)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title) /s/ Daniel D. O’Neill
                                                 Daniel D. O’Neill, President

Date  09/21/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Daniel D. O’Neill
                                                   Daniel D. O’Neill, President

Date   09/21/2010

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Principal Financial Officer

Date   9/14/2010

* Print the name and title of each signing officer under his or her signature.